Loans Receivable - Summary of Loans Receivable (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Loans receivable	$ 5,923,536	$ 7,587,349	$ 8,110,077
Allowance for credit losses	(947,766)	(1,212,441)	(985,375)
Loans receivable, net	$ 4,975,770	$ 6,374,908	$ 7,124,702